Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 4,706	£ 4,453
Other non-contract fee income	69	74
Fee and commission income	4,775	4,527
Fee and commission expense	(1,527)	(1,721)
Net fee and commission income	3,248	2,806
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,895	1,825
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	481	457
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	839	1,042
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,437	1,036
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	54	93
Operating segments | Barclays UK Corporate Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	280	259
Other non-contract fee income	11	15
Fee and commission income	291	274
Fee and commission expense	(46)	(50)
Net fee and commission income	245	224
Operating segments | Barclays UK Corporate Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	228	212
Operating segments | Barclays UK Corporate Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK Corporate Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK Corporate Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	46	39
Operating segments | Barclays UK Corporate Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6	8
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	236	153
Other non-contract fee income	0	3
Fee and commission income	236	156
Fee and commission expense	(19)	(15)
Net fee and commission income	217	141
Operating segments | Barclays Private Bank and Wealth Management | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	16	13
Operating segments | Barclays Private Bank and Wealth Management | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	156	94
Operating segments | Barclays Private Bank and Wealth Management | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	62	44
Operating segments | Barclays Private Bank and Wealth Management | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays Private Bank and Wealth Management | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2	2
Operating segments | Barclays Investment Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,699	2,561
Other non-contract fee income	58	56
Fee and commission income	2,757	2,617
Fee and commission expense	(520)	(742)
Net fee and commission income	2,237	1,875
Operating segments | Barclays Investment Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	171	160
Operating segments | Barclays Investment Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	325	363
Operating segments | Barclays Investment Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	777	998
Operating segments | Barclays Investment Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,391	997
Operating segments | Barclays Investment Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	35	43
Operating segments | Barclays US Consumer Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,320	1,295
Other non-contract fee income	0	0
Fee and commission income	1,320	1,295
Fee and commission expense	(893)	(870)
Net fee and commission income	427	425
Operating segments | Barclays US Consumer Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,320	1,290
Operating segments | Barclays US Consumer Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	5
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	171	185
Other non-contract fee income	0	0
Fee and commission income	171	185
Fee and commission expense	(49)	(44)
Net fee and commission income	122	141
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	160	150
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 11	£ 35